Commitments and Contingencies	12 Months Ended
Dec. 31, 2020
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies

21. COMMITMENTS AND CONTINGENCIES

Debt obligations

The Group’s debt obligations are associated with 1) the funding debts and interest payable to Individual Investors on Juzi Licai and other funding partners; 2) the borrowings to support the Group’s general operations; 3) the convertible notes issued by the Company in September 2019; and 4) the commitment to purchase delinquent loans from certain Institutional Funding Partners.

The expected repayment amount of the debt obligations are as follows:

	1 – 12 months	13 – 24 months	25 – 36 months	37 – 48 months	49 – 60 months and beyond	Total
	(RMB in thousands)
Funding debts obligations
Liabilities to other funding partners	4,685,935	825,814	—	—	—	5,511,749
Interest payments (i)	270,186	14,529	—	—	—	284,715
Total funding debts obligations	4,956,121	840,343	—	—	—	5,796,464
Short–term borrowings	1,827,063	—	—	—	—	1,827,063
Interest payments (i)	39,255	—	—	—	—	39,255
Total short–term borrowings obligations	1,866,318	—	—	—	—	1,866,318
Convertible notes	—	—	—	—	1,957,470	1,957,470
Interest payments (i)	39,149	39,149	39,149	39,149	76,668	233,264
Total convertible notes obligations	39,149	39,149	39,149	39,149	2,034,138	2,190,734
Commitment to purchase delinquent loans (ii)	785,177	—	—	—	—	785,177
Total purchase obligations	785,177	—	—	—	—	785,177
(i)	Interest payments with variable interest rates are calculated using the interest rate as of December 31, 2020.
(ii)

With respect to the arrangements with certain Institutional Funding Partners, the Group is required to purchase the off-balance sheet loans funded by those Institutional Funding Partners when the loans become delinquent for a certain period of time consecutively or cumulatively. Commitment to purchase delinquent loans represents the Group’s noncancelable obligations to purchase those delinquent loans which is yet to be sold by those Institutional Funding Partners as of December 31, 2020.

Litigations

From time to time, the Group may be subject to various legal or administrative claims and proceedings arising in the ordinary course of business.

Litigation is subject to inherent uncertainties and the Group’s view of these matters may change in the future. The Group records a liability when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Group reviews the need for any such liability on a regular basis. The Group has not recorded any liabilities in this regard as of December 31, 2019 and December 31, 2020.